Summary of Significant Accounting Policies - Schedule of Basic and Diluted Loss Per Class A Ordinary Shares (Detail) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Interest income		$ 633,249	$ 1,125,994	$ 4,108,987	$ 3,081,753
Net income (loss)	$ (8,819)	(777,217)	(461,734)	(1,317,189)	2,595,287
Class A Ordinary Shares [Member]
Net income (loss) attributable to holders of ordinary shares		633,249	1,125,994	4,108,987	3,081,753
Net income (loss) attributable to holders of ordinary shares		$ (633,249)	$ (1,125,994)	$ (4,108,987)	$ (3,081,753)
Basic and diluted weighted average shares outstanding of ordinary shares		20,000,000	20,000,000	20,000,000	20,000,000
Basic and diluted net income per share		$ 0.03	$ 0.06	$ 0.21	$ 0.15
Class B Ordinary Shares [Member]
Net income (loss) attributable to holders of ordinary shares	(8,819)	$ (1,410,466)	$ (1,587,728)	$ (5,426,176)	$ (486,466)
Net income (loss) attributable to holders of ordinary shares	$ 8,819	$ 1,410,466	$ 1,587,728	$ 5,426,176	$ 486,466
Basic and diluted weighted average shares outstanding of ordinary shares	5,000,000 [1]	5,000,000	5,000,000	5,000,000	5,000,000
Basic and diluted net income per share	$ 0.00	$ (0.28)	$ (0.32)	$ (1.09)	$ (0.10)

[1]	Excludes an aggregate of up to 750,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On March 29, 2018, the over-allotment option expired, and 750,000 Class B ordinary shares were forfeited.